Warrant Liabilities (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jan. 22, 2014	Jan. 21, 2014	Jun. 25, 2013
Warrant Liabilities (Textual)
Share Price					$ 0.96
Warrant [Member]
Warrant Liabilities (Textual)
Amount Of Initial Warrant Liability					$ 4,827,788
Warrants Exercised				250,000
Warrant Liability to Additional Paid in Capital				502,025
Non-cash charge or the change in the fair value	$ 995,098	$ 3,654,770
Share Price	$ 2.13	$ 1.80	$ 2.29		$ 0.96